Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company leases office spaces, bakery store facilities, employee dormitories and a vehicle under non-cancelable operating leases, with terms ranging from 1 to 15 years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Lease expenses are recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2025	December 31, 2024
ROU lease assets	$8,297,961	$11,021,615

Operating lease liabilities – current	$1,777,697	$2,325,390
Operating lease liabilities – non-current	6,021,153	9,207,971
Total operating lease liabilities	$7,798,850	$11,533,361

Certain lease agreements require lease payments to be made in advance, resulting in prepaid lease balances. These balances represent timing differences between cash payments and straight-line lease expense recognition and are reflected in the measurement of the right-of-use assets.

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.58	6.75
Weighted average discount rate *	4.94%	4.50%

*

The Company used new incremental borrowing rate of 3.95% for its lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023 in the PRC. For lease contracts entered from the second half of fiscal year 2023 to fiscal year 2024, the Company used new incremental borrowing rate of 5.00%. For lease contracts entered in the first and second half of fiscal year 2025, the Company used new incremental borrowing rate of 4.19% and 4.18%, respectively. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States. For lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%. For lease contracts entered in fiscal year 2025, the Company used new incremental borrowing rate of 7.25%.

The Company determines its incremental borrowing rates based on the lease term, the economic environment in which the lease is denominated, and the Company’s credit risk. As a result, different incremental borrowing rates may be applied to lease contracts entered into at different times and in different jurisdictions to reflect changes in market conditions.

During the years ended December 31, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $3,121,480, $3,120,327 and $3,241,799, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

2026	$2,127,314
2027	1,795,292
2028	1,427,915
2029	1,133,806
2030	962,447
Thereafter	1,454,268
Total lease payments	8,901,042
Less: imputed interest	(1,102,192)
Present value of lease liabilities	$7,798,850